Lincoln Variable Insurance Products Trust (the “Trust”)

LVIP American Century Select Mid Cap Managed Volatility Fund	LVIP JPMorgan High Yield Fund
LVIP Baron Growth Opportunities Fund	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund	LVIP Loomis Sayles Global Growth Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP MFS International Equity Managed Volatility Fund
LVIP Blended Core Equity Managed Volatility Fund	LVIP MFS International Growth Fund
LVIP Blended Large Cap Growth Managed Volatility Fund	LVIP MFS Value Fund
LVIP Blended Mid Cap Managed Volatility Fund	LVIP Mondrian International Value Fund
LVIP Clarion Global Real Estate Fund	LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund	LVIP PIMCO Low Duration Bond Fund
LVIP Delaware Bond Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Diversified Floating Rate Fund	LVIP SSGA Developed International 150 Fund
LVIP Delaware Social Awareness Fund	LVIP SSGA Emerging Markets 100 Fund
LVIP Delaware Special Opportunities Fund	LVIP SSGA International Index Fund
LVIP Dimensional International Core Equity Fund	LVIP SSGA International Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund	LVIP SSGA Large Cap 100 Fund
LVIP Dimensional U.S. Core Equity 1 Fund	LVIP SSGA Large Cap Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 2 Fund	LVIP SSGA Mid-Cap Index Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund	LVIP SSGA S&P 500 Index Fund
LVIP Fidelity Institutional AMSM Select Core Equity Managed Volatility Fund	LVIP SSGA Short-Term Bond Index Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund	LVIP SSGA Small-Cap Index Fund
LVIP Franklin Templeton Multi-Asset Opportunities Fund	LVIP SSGA Small-Mid Cap 200 Fund
LVIP Franklin Templeton Value Managed Volatility Fund	LVIP SSGA SMID Cap Managed Volatility Fund
LVIP Global Income Fund	LVIP T. Rowe Price Growth Stock Fund
LVIP Goldman Sachs Income Builder Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Government Money Market Fund	LVIP Wellington Capital Growth Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Invesco Select Equity Managed Volatility Fund	LVIP Western Asset Core Bond Fund

(each a “Fund”, collectively, the “Funds”)

Supplement Dated January 16, 2019 to the Statement of Additional Information Dated May 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the Funds. You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Funds are effective immediately.

I.

Effective October 15, 2018 (November 19, 2018 for the funds of funds) (“Effective Dates”), State Street Bank and Trust Company serves as custodian for the Funds and is performing fund accounting and financial administration services on behalf of the Funds.

II.	The following information replaces the first paragraph under the section Accounting Agreement on page 97:

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), pursuant to which State Street provides certain accounting services for the Funds as of the Effective Dates. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of each Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses. Prior to the Effective Dates, these services were provided by The Bank of New York Mellon (“BNYM”) pursuant to a fund accounting and financial administration services agreement between the Trust and BNYM.

III.	The following replaces the first paragraph under the section Custodian and Transfer Agent on page 104:

All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Lincoln Variable Insurance Products Trust (the “Trust”)

Lincoln iShares® Fixed Income Allocation Fund	LVIP JPMorgan Retirement Income Fund
Lincoln iShares® Global Growth Allocation Fund	LVIP SSGA Conservative Index Allocation Fund
Lincoln iShares® U.S. Moderate Allocation Fund	LVIP SSGA Conservative Structured Allocation Fund
LVIP American Balanced Allocation Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP American Global Growth Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Global Small Capitalization Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP American Growth Allocation Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP American Growth Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP American Growth-Income Fund	LVIP T. Rowe Price 2010 Fund
LVIP American Income Allocation Fund	LVIP T. Rowe Price 2020 Fund
LVIP American International Fund	LVIP T. Rowe Price 2030 Fund
LVIP American Preservation Fund	LVIP T. Rowe Price 2040 Fund
LVIP BlackRock Scientific Allocation Fund	LVIP T. Rowe Price 2050 Fund
LVIP Delaware Wealth Builder Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Dimensional/Vanguard Total Bond Fund	LVIP Vanguard International Equity ETF Fund
(each a “Fund”, collectively, the “Funds”)

Supplement Dated January 16, 2019 to the Statement of Additional Information Dated May 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the Funds. You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Funds are effective immediately.

I.

Effective October 15, 2018 (November 19, 2018 for the funds of funds and master-feeder funds) (“Effective Dates”), State Street Bank and Trust Company serves as custodian for the Funds and is performing fund accounting and financial administration services on behalf of the Funds.

II.	The following information replaces the first paragraph under the section Accounting Agreement on page 49:

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), pursuant to which State Street provides certain accounting services for the Funds as of the Effective Dates. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of each Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses. Prior to the Effective Dates, these services were provided by The Bank of New York Mellon (“BNYM”) pursuant to a fund accounting and financial administration services agreement between the Trust and BNYM.

III.	The following replaces the first paragraph under the section Custodian and Transfer Agent on page 53:

All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Lincoln Variable Insurance Products Trust (the “Trust”)

LVIP American Global Balanced Allocation Managed Risk Fund

LVIP American Global Growth Allocation Managed Risk Fund

LVIP BlackRock Global Allocation V.I. Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP Global Conservative Allocation Managed Risk Fund

LVIP Global Growth Allocation Managed Risk Fund

LVIP Global Moderate Allocation Managed Risk Fund

LVIP U.S. Growth Allocation Managed Risk Fund

(each a “Fund”, collectively, the “Funds”)

Supplement Dated January 16, 2019 to the Statement of Additional Information Dated May 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the Funds. You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Funds are effective immediately.

I.

Effective November 19, 2018 (“Effective Date”), State Street Bank and Trust Company serves as custodian for the Funds and is performing fund accounting and financial administration services on behalf of the Funds.

II.	The following information replaces the first paragraph under the section Accounting Agreement on page 33:

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), pursuant to which State Street provides certain accounting services for the Funds as of the Effective Date. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of each Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses. Prior to the Effective Date, these services were provided by The Bank of New York Mellon (“BNYM”) pursuant to a fund accounting and financial administration services agreement between the Trust and BNYM.

III.	The following replaces the first paragraph under the section Custodian and Transfer Agent on page 37:

All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Lincoln Variable Insurance Products Trust (the “Trust”)

LVIP SSGA Emerging Markets Equity Index Fund

Supplement Dated January 16, 2019 to the Statement of Additional Information Dated October 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the LVIP SSGA Emerging Markets Equity Index Fund (the “Fund”). You may obtain copies of the Fund’s SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Funds are effective immediately.

I.

Effective October 15, 2018 (“Effective Date”), State Street Bank and Trust Company serves as custodian for the Fund and is performing fund accounting and financial administration services on behalf of the Fund.

II.	The following information replaces the first paragraph under the section Accounting Agreement on page 42:

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), pursuant to which State Street provides certain accounting services for the Fund as of the Effective Date. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of the Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses. Prior to the Effective Date, these services were provided by The Bank of New York Mellon (“BNYM”) pursuant to a fund accounting and financial administration services agreement between the Trust and BNYM.

III.	The following replaces the first paragraph under the section Custodian and Transfer Agent on page 47:

All securities, cash and other similar assets of the Fund are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Lincoln Variable Insurance Products Trust (the “Trust”)

LVIP Global Aggressive Allocation Managed Risk Fund LVIP U.S. Aggressive Allocation Managed Risk Fund

(each a “Fund”, collectively, the “Funds”)

Supplement Dated January 16, 2019 to the Statement of Additional Information Dated November 1, 2018

This Supplement updates certain information in the Statement of Additional Information (“SAI”) for the Funds. You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Revisions to the SAI for the Funds are effective immediately.

I.

Effective November 19, 2018 (“Effective Date”), State Street Bank and Trust Company serves as custodian for the Funds and is performing fund accounting and financial administration services on behalf of the Funds.

II.	The following information replaces the first paragraph under the section Accounting Agreement on page 35:

The Trust has entered into a fund accounting and financial administration services agreement (“Accounting Agreement”) with State Street Bank and Trust Company (“State Street”), pursuant to which State Street provides certain accounting services for the Funds as of the Effective Date. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (“NAV”) of each Fund’s shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund pays State Street either a flat, annual fee or an asset-based fee based on the total value of assets in the Trust, plus certain additional service fees and out-of-pocket expenses. Prior to the Effective Date, these services were provided by The Bank of New York Mellon (“BNYM”) pursuant to a fund accounting and financial administration services agreement between the Trust and BNYM.

III.	The following replaces the first paragraph under the section Custodian and Transfer Agent on page 39:

All securities, cash and other similar assets of the Funds are currently held in custody by State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE